GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	$ 2,672,550	$ 2,710,382	$ 2,280,575
Increase (decrease) due to exchange rate differences	(377,125)	(37,832)	430,074
Adjustment IAS 29, hyperinflation Argentina	335
Others	(1,688)		(267)
Closing balance	2,294,072	2,672,550	2,710,382
Air Transport CGU [Member]
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	2,146,692	2,176,634	1,835,088
Increase (decrease) due to exchange rate differences	(300,203)	(29,942)	341,813
Adjustment IAS 29, hyperinflation Argentina	335
Others	(1,688)		(267)
Closing balance	1,845,136	2,146,692	2,176,634
Coalition and Loyalty Program Multiplus CGU [Member]
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	525,858	533,748	445,487
Increase (decrease) due to exchange rate differences	(76,922)	(7,890)	88,261
Adjustment IAS 29, hyperinflation Argentina
Others
Closing balance	$ 448,936	$ 525,858	$ 533,748